UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment  [x]; Amendment Number:
     This Amendment (Check only one.):  [x] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead	        Charlotte, NC		   08/09/2012
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    116

Form 13F Information Table Value Total:  $253251
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     VALUE   SHRS OR   SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000) PRN AMT   PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED
OTHER
American Express CompanyCOM            025816109    3,629    62,345   SH               SOLE        N/A     57415
Amern Shared Hosp Svcs  COM            029595105    96       30,000   SH               SOLE        N/A     30000
Amerigas Propane        COM            030975106    1,654    40,600   SH               SOLE        N/A     41800
Apple Computer Inc      COM            037833100    391      670      SH               SOLE        N/A     717
Atmos Energy Corp       COM            049560105    1,122    31,985   SH               SOLE        N/A     29285
Auto Data Processing    COM            053015103    3,512    63,090   SH               SOLE        N/A     62275
Autozone Inc            COM            053332102    2,474    6,738    SH               SOLE        N/A     7093
BB&T Corporation        COM            054937107    762      24,714   SH               SOLE        N/A     25729
Bank of America         COM            060505104    322      39,403   SH               SOLE        N/A     34478
Becton Dickinson & Co   COM            075887109    3,015    40,332   SH               SOLE        N/A     35142
Berkshire Hathaway Cl A CL A           084670108    1,374    11       SH               SOLE        N/A     12
Berkshire Hathaway Cl B CL B NEW       084670702    3,505    42,060   SH               SOLE        N/A     40145
Buckeye Partners Uts L PUNIT LTD PARTN 118230101    988      18,938   SH               SOLE        N/A     8688
C V S Corporation       COM            126650100    4,983    106,629  SH               SOLE        N/A     39596
Cousins Properties      COM            126650100    233      30,129   SH               SOLE        N/A     105829
Celgene Corp            COM            151020104    706      11,000   SH               SOLE        N/A     11000
Chevron Corp            COM            166764100    3,874    36,716   SH               SOLE        N/A     38116
Chubb                   COM            171232101    3,175    43,607   SH               SOLE        N/A     46442
Coca Cola               COM            191216100    1,091    13,959   SH               SOLE        N/A     14037
Columbia Banking SystemsCOM            197236102    338      18,000   SH               SOLE        N/A     18000
Deere & Co              COM            244199105    3,982    49,240   SH               SOLE        N/A     46980
Disney Walt Hldg Co     COM DISNEY     254687106    2,902    59,836   SH               SOLE        N/A     60286
Du Pont E I De Nemour&CoCOM            263534109    2,357    46,614   SH               SOLE        N/A     36800
EMC Corporation         COM            268664109    3,702    144,449  SH               SOLE        N/A     120654
Emerson Electric Co.    COM            291011104    3,326    71,405   SH               SOLE        N/A     68505
Enterprise Prd Prtnrs LpCOM            293792107    13,394   261,395  SH               SOLE        N/A     261605
Equitable Resources Inc SH BEN INT     294549100    215      4,000    SH               SOLE        N/A     143032
Ferrellgas Partners     UNIT LTD PART  315293100    2,646    140,232  SH               SOLE        N/A     194980
Fidus Investment Corp   COM            316500107    265      17,474   SH               SOLE        N/A     38025
Fifth Third Bancorp     COM            316773100    2,849    212,615  SH               SOLE        N/A     41493
Fiserv Inc              COM            337738108    2,242    31,045   SH               SOLE        N/A     20575
Fluor Corporation       COM            343412102    2,258    45,758   SH               SOLE        N/A     88511
General Electric        COM            369604103    474      22,744   SH               SOLE        N/A     9949
Halliburton Company     COM            406216101    2,412    84,952   SH               SOLE        N/A     59664
Home Depot              COM            437076102    547      10,327   SH               SOLE        N/A     1447
Honeywell               COM            438516106    3,512    62,899   SH               SOLE        N/A     10870
Intl Business Machine   COM            459200101    450      2,301    SH               SOLE        N/A     58005
Intuit Inc              COM            461202103    3,409    57,445   SH               SOLE        N/A     10785
Intel Corporation       COM            461202103    324      12,150   SH               SOLE        N/A     17171
Ishare S&P 500          UNIT SER 1     464287200    1,601    11,710   SH               SOLE        N/A     38723
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234    621      15,862   SH               SOLE        N/A     30898
Ishares Latin Amer.     S&P LTN AM 40  464287390    945      22,788   SH               SOLE        N/A     6115
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507    3,037    32,249   SH               SOLE        N/A     6205
S&P Small Cap 600       S&P SMLCAP 600 464287804    448      6,115    SH               SOLE        N/A     4425
Ishares All Country AsiaMSCI ACJPN IDX 464288182    244      4,640    SH               SOLE        N/A     83085
Ishares Intermediate CorLEHMAN INTER C 464288638    438      4,010    SH               SOLE        N/A     47807
Ishares Barclay's Short BARCLYS 1-3YR C464288646    7,472    71,356   SH               SOLE        N/A     11105
Johnson & Johnson       COM            478160104    3,454    51,122   SH               SOLE        N/A     20210
Kimberly Clark          COM            494368103    680      8,115    SH               SOLE        N/A     72025
Kinder Morgan Energy Lp UNIT LTD PART  494550106    1,620    20,610   SH               SOLE        N/A     69495
Magellan Midstream PartnCOM UNIT RP LP 559080106    5,077    71,875   SH               SOLE        N/A     2173
Marathon Oil Group      COM            565849106    1,896    74,155   SH               SOLE        N/A     5395
McDonald's Corporation  COM            580135101    235      2,653    SH               SOLE        N/A     121795
McGraw-Hill Cos         COM            580645109    229      5,095    SH               SOLE        N/A     166973
Microsoft Corp          COM            594918104    3,722    121,660  SH               SOLE        N/A     23295
Mylan Labs.             COM            628530107    3,758    175,860  SH               SOLE        N/A     99729
National Oilwell Varco  COM            637071101    1,803    27,980   SH               SOLE        N/A     36025
Northeast Utilities     COM            664397106    204      5,247    SH               SOLE        N/A     55585
PAA Natural Gas Storage COM UNIT LTD   693139107    1,839    102,929  SH               SOLE        N/A     4057
PPG Industries Inc      COM            693506107    3,737    35,215   SH               SOLE        N/A     82324
Penney J C Co Inc       COM            708160106    2,043    87,640   SH               SOLE        N/A     41945
Pepsico Inc.            COM            713448108    3,867    54,725   SH               SOLE        N/A     41512
Philip Morris Intl Inc  COM            718172109    332      3,806    SH               SOLE        N/A     85760
Phillips 66             COM            718546104    311      9,371    SH               SOLE        N/A     79025
Plains All Amern Ppln LpUNIT LTD PARTN 726503103    6,645    82,224   SH               SOLE        N/A     5343
Plum Creek Timber       COM            729251108    1,295    32,620   SH               SOLE        N/A     5616
Procter & Gamble Co     COM            742718109    2,438    39,804   SH               SOLE        N/A     31720
Qualcomm Inc            COM            747525103    4,981    89,450   SH               SOLE        N/A     6700
Realty Income           COM            756109104    2,698    64,580   SH               SOLE        N/A     67819
Royal Bk Cda Montreal   COM            780087102    274      5,343    SH               SOLE        N/A     463150
Schlumberger            COM            806857108    368      5,676    SH               SOLE        N/A     8000
Stanley Black & Decker  COM            854502101    3,056    47,485   SH               SOLE        N/A     39385
Suburban Propane        UNIT LTD PART  864482104    2,632    63,769   SH               SOLE        N/A     5835
Templeton Global Incm FdCOM            880198106    3,605    389,680  SH               SOLE        N/A     38975
Thermo Fisher ScientificCOM            883556102    415      8,000    SH               SOLE        N/A     6375
Tupperware Corporation  COM            899896104    1,328    24,255   SH               SOLE        N/A     8889
Vanguard High Dividend FHIGH DIV YLD   921946406    281      5,835    SH               SOLE        N/A     30094
Vanguard Emerging MarketEMR MKT ETF    922042858    1,540    38,559   SH               SOLE        N/A     62955
Vanguard Total Stock MktTOTAL STK MKT  922908769    245      3,514    SH               SOLE        N/A     4625
Wal-Mart Stores Inc.    COM            931142103    444      6,375    SH               SOLE        N/A     62192
ATT                     COM            00260R102    382      10,717   SH               SOLE        N/A     6770
Comcast Corp New Cl A   CL A           20030N101    2,002    62,615   SH               SOLE        N/A     14766
Compass Minerals Intl   COM            20451N101    353      4,625    SH               SOLE        N/A     38950
Conocophillips          COM            20825C104    3,788    67,787   SH               SOLE        N/A     159004
Dominion Resources Inc. COM            25746U109    333      6,166    SH               SOLE        N/A     101850
Duke                    COM            26441C105    429      18,623   SH               SOLE        N/A     28600
El Paso Pipeline PartnerCOM            28336L109    1,363    40,325   SH               SOLE        N/A     6120
Enbridge Energy         COM            29250R106    4,957    161,114  SH               SOLE        N/A     15740
Energy Transfer PartnersUNIT LTD PARTN 29273R109    4,657    105,390  SH               SOLE        N/A     80465
Energy Transfer Equity  COM UT LTD PTN 29273V100    1,754    42,750   SH               SOLE        N/A     2600
Entergy Corp.           COM            29364G103    401      5,900    SH               SOLE        N/A     13415
Equity Residential PropeSH BEN INT     29476L107    211      3,382    SH               SOLE        N/A     90344
Exxon-Mobil             COM            30231G102    1,589    18,570   SH               SOLE        N/A     5249
Global Payments Inc     COM            37940X102    4,368    101,050  SH               SOLE        N/A     44710
Google Inc Class A      CL A           38259P508    2,285    3,940    SH               SOLE        N/A     85109
Hess Corporation        COM            42809H107    1,673    38,515   SH               SOLE        N/A     89666
J.P. Morgan Chase Inc.  COM            46625H100    547      15,309   SH               SOLE        N/A     18705
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365    3,588    92,577   SH               SOLE        N/A     127720
Kinder Morgan Mgmt Llc  SHS            49455U100    392      5,334    SH               SOLE        N/A     54210
Lab Cp Of Amer Hldg New COM            50540R409    4,137    44,675   SH               SOLE        N/A     20175
Nustar Energy, LP       UNIT COM       67058H102    4,603    85,424   SH               SOLE        N/A     32052
Oneok Partners Lp       UNIT LTD PARTN 68268N103    4,864    90,491   SH               SOLE        N/A     100800
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104    865      18,870   SH               SOLE        N/A     122316
PowerShares High DividenHI YLD EQ DVDN 73935X302    1,211    129,095  SH               SOLE        N/A     8000
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583    3,502    60,195   SH               SOLE        N/A     6775
Powershs Emerging SoveriSOVEREIGN DEBT 73936T573    1,423    49,365   SH               SOLE        N/A     51192
S P D R -S&P 500        UNIT SER 1     78462F103    4,740    34,827   SH               SOLE        N/A     54095
Spdr Gold TRUST         GOLD SHS       78463V107    252      1,627    SH               SOLE        N/A     48750
Sunoco Logistics PartnerCOM UNITS      86764L108    3,743    103,195  SH               SOLE        N/A     29150
Targa Resources PartnersCOM UNIT       87611X105    4,615    129,466  SH               SOLE        N/A     83929
Zimmer Holdings Inc     COM            98956P102    391      6,075    SH               SOLE        N/A     83929
Covidien Ltd            SHS            G2552X108    2,791    52,177   SH               SOLE        N/A     83929
Herbalife Ltd           COM USD SHS    G4412G101    3,599    74,460   SH               SOLE        N/A     83929
Noble Corp              SHS            G65422100    1,882    57,865   SH               SOLE        N/A     83929
PartnerRe Ltd           COM            G6852T105    2,276    30,080   SH               SOLE        N/A     83929
Willis Group Holdings   SHS            G96655108    2,917    79,939   SH               SOLE        N/A     83929
                                                     253,251

